Financial Instruments and Risk Management - Disclosure of Currency, Maturity and Interest Rate of Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 278,156	$ 271,535
Borrowings, interest rate	100.00%	100.00%
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 177,742	$ 131,279
Borrowings, interest rate	63.90%	48.30%
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100,414	$ 140,256
Borrowings, interest rate	36.10%	51.70%
Less than 1 Year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 152,330	$ 180,722
Borrowings, interest rate	54.80%	66.60%
1-3 Years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,650	$ 18,079
Borrowings, interest rate	18.20%	6.70%
4 and 5 Years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 75,176	$ 71,881
Borrowings, interest rate	27.00%	26.50%
More than 5 Years
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 853
Borrowings, interest rate		0.20%
U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 107,236	$ 115,424
Borrowings, interest rate	38.60%	42.50%
Great British Pounds Sterling
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,055	$ 62,672
Borrowings, interest rate	25.20%	23.10%
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100,865	$ 93,439
Borrowings, interest rate	36.20%	34.40%